Prospectus Supplement

August 4, 2020

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated August 4, 2020 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectuses dated April 30, 2020

Discovery Portfolio (Class I)

Discovery Portfolio (Class II)

Growth Portfolio (Class I)

Growth Portfolio (Class II)

(together, the "Funds")

Jason C. Yeung, a member of the Counterpoint Global team and portfolio manager of the Funds, ended a temporary leave of absence, during which he participated on a Government established COVID-19 task force related to testing, and returned full-time to the Adviser. Accordingly, the supplement filed on June 19, 2020 is withdrawn.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

August 4, 2020

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated August 4, 2020 to the Morgan Stanley Variable Insurance Fund, Inc. Statement of Additional Information dated April 30, 2020

Discovery Portfolio (Class I)

Discovery Portfolio (Class II)

Growth Portfolio (Class I)

Growth Portfolio (Class II)

(together, the "Funds")

Jason C. Yeung, a member of the Counterpoint Global team and portfolio manager of the Funds, ended a temporary leave of absence, during which he participated on a Government established COVID-19 task force related to testing, and returned full-time to the Adviser. Accordingly, the supplement filed on June 19, 2020 is withdrawn.

Please retain this supplement for future reference.